Loan Impairment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans impaired, description
37 loans of $31.7 million and no loans were granted one-time extension for the nine months ended September 30, 2017 and 2016, respectively, which accounted for 17.8% and nil of total loans originated during the nine months ended September 30, 2017 and 2016, respectively.
		No loans and 17 loans of $14.9 million were granted one-time extension for the years ended December 31, 2016 and 2015, respectively, which accounted for nil and 6.3% of total loans originated during the years ended December 31, 2016 and 2015, respectively.
Business Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts	$ 5,260,785	$ 6,517,134	$ 3,080,857
Allowance for loan loss	5,763,420	3,618,550	73,129
Impaired amounts of business loans	53,599,598	7,381,094	10,468,752
Impaired amounts of personal loans	101,847,731	6,784,962	4,254,664
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts	28,768,254	881,239	1,035,168
Allowance for loan loss	$ 10,049,229	$ 440,619	$ 22,377